BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 3.74%,
04/20/31
(a)(b)
.................... USD 396 $ 388,559
Total Asset-Backed Securities — 1.1%
(Cost: $395,847) ................................ 388,559
Foreign Government Obligations
Mexico — 0.0%
United Mexican States, 8.50%
,
11/18/38 ... MXN 2 8,978
Total Foreign Government Obligations — 0.0%
(Cost: $9,432) ................................. 8,978
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 3.9%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 3.58%, 09/15/34
(a)(b)
......... USD 121 117,805
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 3.97%, 10/15/35
(a)(b)
128 123,496
BPR Trust, Series 2021-TY, Class A, (LIBOR
USD 1 Month + 1.05%), 3.87%, 09/15/38
(a)(b)
131 124,473
BX Trust
(a)(b)
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 4.02%, 01/15/34 ... 30 28,421
Series 2021-VIEW, Class A, (LIBOR USD 1
Month + 1.28%), 4.10%, 06/15/36 ... 50 47,867
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
..................... 140 119,732
Commercial Mortgage Trust, Series 2017-
COR2, Class AM, 3.80%, 09/10/50 ..... 19 17,399
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(b)(c)
.................... 98 89,808
CSAIL Commercial Mortgage Trust, Series
2018-CX11, Class A5, 4.03%, 04/15/51
(a)
. 42 38,997
CSMC Trust, Series 2021-BHAR, Class A,
(LIBOR USD 1 Month + 1.15%), 3.97%,
11/15/38
(a)(b)
.................... 146 139,488
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 3.62%, 02/15/38
(a)(b)
......... 100 96,452
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.56%, 07/10/39
(a)(b)
.... 101 79,455
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class
A, (LIBOR USD 1 Month + 1.37%), 4.19%,
10/15/33
(a)(b)
.................... 100 95,978
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class B, 4.62%, 07/15/51 34 31,059
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 3.72%, 07/15/35
(b)
.. 130 127,144
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class A, (LIBOR USD 1
Month + 1.20%), 4.02%, 05/15/31
(a)(b)
... 140 132,906
1,410,480
Interest Only Commercial Mortgage-Backed Securities — 0.8%
(a)
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF3, Class XA, 0.85%,
10/15/54
(b)
..................... 110 4,705
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.73%, 10/15/53 .......... 1,013 80,622
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.71%, 06/15/52 .. 1,527 117,198
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.61%, 10/15/52 ...... USD 974 $ 70,583
273,108
Total Non-Agency Mortgage-Backed Securities — 4.7%
(Cost: $1,837,676) .............................. 1,683,588
Beneficial Interest
(000)
Other Interests
(d)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)
........ 1,394 —
Total Other Interests — 0.0%
(Cost: $5) .................................... —
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.1%
Federal Home Loan Bank, 4.00%, 04/10/28 . 400 396,892
Collateralized Mortgage Obligations — 0.3%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... 69 66,874
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.76%, 07/20/39
(a)
............. 49 51,534
118,408
Interest Only Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association
Series 2020-32, 4.00%, 05/25/50 ...... 85 18,785
Series 2020-32, Class PI, 4.00%, 05/25/50 96 21,231
Government National Mortgage Association
Series 2020-115, Class IM, 3.50%, 08/20/50 122 18,638
Series 2020-146, Class DI, 2.50%, 10/20/50 143 21,114
Series 2020-162, Class TI, 2.50%, 10/20/50 288 37,137
Series 2020-175, Class DI, 2.50%, 11/20/50 76 10,720
Series 2020-185, Class MI, 2.50%, 12/20/50 162 22,185
149,810
Interest Only Commercial Mortgage-Backed Securities — 0.6%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K105, Class X1, 1.64%, 01/25/30 . 551 47,135
Series K116, Class X1, 1.53%, 07/25/30 . 100 8,213
Series K119, Class X1, 1.03%, 09/25/30 . 149 8,379
Series K120, Class X1, 1.13%, 10/25/30 . 734 45,466
Series K122, Class X1, 0.97%, 11/25/30 . 218 11,761
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2020-M21,
Class AX, 1.94%, 01/25/58 .......... 223 31,358
Government National Mortgage Association
Variable Rate Notes
Series 2002-83, 0.00%, 10/16/42
(c)
..... 201 —
Series 2003-17, 0.00%, 03/16/43
(c)
..... 176 —
Series 2003-109, 0.00%, 11/16/43 ..... 307 12
Series 2016-22, 0.72%, 11/16/55 ...... 1,105 28,454
Series 2016-151, 0.85%, 06/16/58 ..... 405 16,041
Series 2017-30, 0.58%, 08/16/58 ...... 204 5,901
Series 2017-61, 0.77%, 05/16/59 ...... 173 7,118
209,838

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 58.3%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 .......... USD 83 $ 77,057
3.00%, 09/01/27 - 12/01/46 .......... 142 130,369
3.50%, 04/01/31 - 01/01/48 .......... 193 181,073
4.00%, 08/01/40 - 12/01/45 .......... 27 25,780
4.50%, 02/01/39 - 07/01/47 .......... 92 89,642
5.00%, 11/01/41 ................. 38 38,801
5.50%, 06/01/41 ................. 46 47,081
8.00%, 08/01/30 - 06/01/31 .......... 1 1,183
Federal National Mortgage Association
3.50%, 11/01/46 ................. 79 72,519
4.00%, 01/01/41 ................. 2 2,185
Government National Mortgage Association
2.00%, 08/20/50 - 02/20/51 .......... 698 585,613
2.00%, 10/15/52
(e)
................ 228 189,412
2.50%, 04/20/51 - 07/20/52 .......... 1,024 882,989
2.50%, 10/15/52
(e)
................ 123 105,930
3.00%, 02/15/45 - 12/20/51 .......... 570 505,881
3.00%, 10/15/52 - 11/15/52
(e)
......... 356 314,611
3.50%, 01/15/42 - 04/20/48 .......... 532 489,803
3.50%, 10/15/52 - 11/15/52
(e)
......... 1,091 991,834
4.00%, 10/20/40 - 06/20/50 .......... 948 889,646
4.00%, 10/15/52 - 11/15/52
(e)
......... 211 197,013
4.50%, 12/20/39 - 08/20/50 .......... 354 348,213
4.50%, 10/15/52
(e)
................ 45 43,072
5.00%, 07/15/39 - 07/20/44 .......... 29 29,695
5.00%, 11/15/52
(e)
................ 47 45,932
Uniform Mortgage-Backed Securities
1.50%, 10/25/37
(e)
................ 207 177,478
1.50%, 11/01/41 - 11/01/51 .......... 825 652,353
2.00%, 10/01/31 - 03/01/52 .......... 4,430 3,619,397
2.00%, 10/25/37 - 10/25/52
(e)
......... 965 820,441
2.50%, 04/01/30 - 03/01/52 .......... 3,360 2,872,596
2.50%, 10/25/37 - 10/25/52
(e)
......... 590 500,362
3.00%, 04/01/29 - 08/01/52 .......... 2,006 1,795,969
3.00%, 10/25/37 - 10/25/52
(e)
......... 184 163,077
3.50%, 08/01/30 - 09/01/52 .......... 1,130 1,032,108
3.50%, 11/25/37 - 11/25/52
(e)
......... 11 10,026
4.00%, 09/01/33 - 10/01/51 .......... 962 909,147
4.00%, 10/25/52 - 11/25/52
(e)
......... 833 772,878
4.50%, 06/01/26 - 07/01/48 .......... 304 296,751
4.50%, 10/25/52 - 11/25/52
(e)
......... 451 429,553
5.00%, 02/01/35 - 12/01/43 .......... 94 94,340
5.00%, 10/25/52 - 11/25/52
(e)
......... 356 346,673
5.50%, 09/01/36 - 09/01/39 .......... 125 128,174
6.00%, 04/01/35 - 09/01/40 .......... 97 101,991
6.50%, 05/01/40 ................. 20 21,240
21,029,888
Total U.S. Government Sponsored Agency Securities — 60.7%
(Cost: $23,991,677) .............................. 21,904,836
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 ................. 160 166,781
4.50%, 08/15/39 ................. 160 171,781
4.38%, 11/15/39 ................. 160 168,956
3.13%, 02/15/43 ................. 610 524,314
2.88%, 05/15/43 - 11/15/46 .......... 1,200 984,568
3.63%, 08/15/43 ................. 610 568,801
3.75%, 11/15/43 ................. 610 579,310
3.00%, 02/15/48 ................. 590 496,706
2.25%, 08/15/49 ................. 727 531,534
1.63%, 11/15/50 ................. 105 65,190
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
2.13%, 12/31/22 - 05/15/25 .......... USD 2,470 $ 2,397,917
2.75%, 05/31/23 ................. 1,180 1,169,721
2.00%, 02/15/25 ................. 1,370 1,300,002
1.50%, 08/15/26 ................. 1,700 1,537,570
2.25%, 08/15/27 ................. 1,180 1,084,678
2.88%, 08/15/28 ................. 350 328,358
3.13%, 11/15/28 ................. 350 332,568
1.63%, 08/15/29 ................. 125 107,798
Total U.S. Treasury Obligations — 34.7%
(Cost: $14,044,470) .............................. 12,516,553
Total Long-Term Investments — 101.2%
(Cost: $40,279,107) .............................. 36,502,514
Shares
Shares
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79%
(f)(g)
................. 1,266,624 1,266,624
Total Money Market Funds — 3.5%
(Cost: $1,266,624) .............................. 1,266,624
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 9.4%
Federal Home Loan Bank Discount Notes,
2.96%, 10/21/22
(h)
............... 3,400 3,394,857
Total U.S. Government Sponsored Agency Securities — 9.4%
(Cost: $3,394,428) .............................. 3,394,857
Total Short-Term Securities — 12.9%
(Cost: $4,661,052) .............................. 4,661,481
Total Options Purchased — 0.0%
(Cost: $13,668) ................................ 13,985
Total Investments Before Options Written and TBA Sale
Commitments — 114.1%
(Cost: $44,953,827 ) .............................. 41,177,980
Total Options Written — (0.8)%
(Premium Received — $(165,313)) ................... (290,352)
TBA Sale Commitments
(e)
Mortgage-Backed Securities — (12.0)%
Government National Mortgage Association
2.50% ,  10/15/52 - 11/15/52 .......... (247) (211,845)
3.00% ,  10/15/52 ................. (26) (23,151)
3.50% ,  10/15/52 ................. (160) (145,519)
4.00% ,  10/15/52 ................. (38) (35,484)
2.00% ,  11/15/52 ................. (27) (22,478)
Uniform Mortgage-Backed Securities
2.50% ,  10/25/37 - 11/25/52 .......... (1,226) (1,029,221)
3.00% ,  10/25/37 - 11/25/52 .......... (657) (579,015)
3.50% ,  10/25/37 - 10/25/52 .......... (414) (373,564)
1.50% ,  11/25/37 - 11/25/52 .......... (34) (27,283)
2.00% ,  11/25/37 - 11/25/52 .......... (880) (713,898)
4.00% ,  10/25/52 ................. (701) (650,424)
4.50% ,  10/25/52 ................. (302) (287,679)

BlackRock U.S. Government Bond Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00% ,  10/25/52 ................. USD (233) $ (226,958)
Total TBA Sale Commitments — (12.0)%
(Proceeds: $(4,504,696)) .......................... (4,326,519)
Total Investments Net of Options Written and TBA Sale
Commitments — 101.3%
(Cost: $40,283,818 ) .............................. 36,561,109
Liabilities in Excess of Other Assets — (1.3)% ............ (467,023)
Net Assets — 100.0% ..............................
$ 36,094,086
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(e)
Represents or includes a TBA transaction.
(f)
Annualized 7-day yield as of period end.
(g)
Affiliate of the Fund.
(h)
Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 9,926,837 $ — $ (8,660,213)
(a)
$ — $ — $ 1,266,624 1,266,624 $ 9,264 $ —
— —
(a) Represents net amount purchased (sold).

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10 Year Note ................................................... 7 12/20/22 $ 784 $ (2,701)
U.S. Treasury 10 Year Ultra Note ............................................... 8 12/20/22 948 (52,868)
U.S. Treasury Ultra Bond .................................................... 5 12/20/22 683 (41,310)
U.S. Treasury 2 Year Note .................................................... 14 12/30/22 2,874 3,879
U.S. Treasury 5 Year Note .................................................... 25 12/30/22 2,686 (74,183)
(167,183)
Short Contracts
U.S. Treasury Long Bond .................................................... 6 12/20/22 759 54,785
$ (112,398)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 10,000 USD 9,663 UBS AG 10/17/22 $ 146
GBP 10,000 USD 11,139 Bank of America NA 10/17/22 31
USD 10,000 EUR 10,000 Bank of New York Mellon 10/17/22 190
USD 19,704 MXN 400,000 HSBC Bank plc 11/23/22 30
USD 18,168 CAD 24,000 Bank of New York Mellon 12/21/22 787
1,184
AUD 10,000 USD 6,734 Bank of New York Mellon 10/17/22 (337)
USD 11,068 GBP 10,000 JPMorgan Chase Bank NA 10/17/22 (100)
(437)
$ 747
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.96% Semi-Annual
Morgan Stanley & Co.
International plc 09/03/24 2.96 % USD 57 $ 1,988
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.25% Semi-Annual
Goldman Sachs
International 09/23/24 3.25 USD 12 531
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.28% Semi-Annual
Goldman Sachs
International 09/23/24 3.28 USD 45 2,105
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.14% Semi-Annual BNP Paribas SA 09/23/25 3.14 USD 21 1,006
5,630
Put
10-Year Interest Rate Swap
(a)
2.96% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 09/03/24 2.96 USD 57 3,881
10-Year Interest Rate Swap
(a)
3.28% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 09/23/24 3.28 USD 45 2,485
10-Year Interest Rate Swap
(a)
3.25% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 09/23/24 3.25 USD 12 662
10-Year Interest Rate Swap
(a)
3.14% Semi-Annual 1 day SOFR Annual BNP Paribas SA 09/23/25 3.14 USD 21 1,327
8,355

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
$ 13,985
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 2.37% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/05/22 2.37 % USD 1,300 $ —
10-Year Interest Rate Swap
(a)
1.71% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/28/22 1.71 USD 1,000 (1)
2-Year Interest Rate Swap
(a)
. 2.43% Semi-Annual 1 day SOFR Annual Bank of America NA 10/31/22 2.43 USD 1,500 (3)
10-Year Interest Rate Swap
(a)
1.82% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 11/11/22 1.82 EUR 5 (1)
10-Year Interest Rate Swap
(a)
2.10% Semi-Annual 1 day SOFR Annual Bank of America NA 03/17/23 2.10 USD 300 (655)
10-Year Interest Rate Swap
(a)
2.60% Semi-Annual 1 day SOFR Annual Bank of America NA 04/12/23 2.60 USD 200 (1,348)
10-Year Interest Rate Swap
(a)
3.13% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/14/23 3.13 USD 300 (6,283)
(8,291)
Put
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.66% Semi-Annual Deutsche Bank AG 10/13/22 3.66 USD 1,100 (12,089)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.71% Semi-Annual Deutsche Bank AG 10/28/22 1.71 USD 1,000 (154,880)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.45% Semi-Annual Bank of America NA 11/04/22 3.45 USD 1,300 (20,236)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 1.82% Annual
Goldman Sachs
International 11/11/22 1.82 EUR 5 (538)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.75% Semi-Annual Bank of America NA 11/17/22 3.75 USD 1,400 (15,242)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.17% Semi-Annual Deutsche Bank AG 12/13/22 4.17 USD 1,600 (10,316)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.10% Semi-Annual Bank of America NA 03/17/23 2.10 USD 300 (36,126)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.60% Semi-Annual Bank of America NA 04/12/23 2.60 USD 200 (16,758)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.13% Semi-Annual Deutsche Bank AG 06/14/23 3.13 USD 300 (15,876)
(282,061)
$ (290,352)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 10.17% Monthly N/A 09/14/23 MXN 484 $ (74) $ — $ (74)
28 day MXIBTIIE Monthly 10.30% Monthly N/A 09/18/23 MXN 386 (39) — (39)
6.15% Annual 3 month WIBOR Quarterly 04/11/23
(a)
04/11/24 PLN 70 209 — 209
3.13% Annual 1 day SOFR Annual N/A 06/14/24 USD 700 10,527 — 10,527
2.22% Annual
6 month
EURIBOR Semi-Annual N/A 09/12/24 EUR 19 162 6 156
3.58% Annual 1 day SOFR Annual N/A 09/13/24 USD 600 6,867 — 6,867
3.63% Annual 1 day SOFR Annual N/A 09/13/24 USD 400 4,196 — 4,196
4.16% Annual 1 day SOFR Annual N/A 09/23/24 USD 900 648 — 648
4.32% Annual 1 day SOFR Annual N/A 09/27/24 USD 900 (2,058) — (2,058)
6.87% Annual 6 month WIBOR Semi-Annual N/A 09/29/27 PLN 12 15 — 15

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.99% Annual 6 month WIBOR Semi-Annual N/A 09/30/27 PLN 17 $ 8 $ — $ 8
7.15% Annual 6 month WIBOR Semi-Annual 12/21/22
(a)
12/21/27 PLN 23 (24) — (24)
2.16% Annual 1 day SOFR Annual N/A 04/01/32 USD 200 21,876 — 21,876
6 month
EURIBOR Semi-Annual 2.44% Annual 07/14/27
(a)
07/14/32 EUR 10 (297) — (297)
1 day SOFR Annual 3.64% Annual N/A 09/28/32 USD 200 1,276 405 871
$ 43,292 $ 411 $ 42,881
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 11.65% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 24 $ (2) $ — $ (2)
1 day
BZDIOVER At Termination 11.69% At Termination Citibank NA 01/02/25 BRL 33 3 — 3
$ 1 $ — $ 1
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 9.55
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.21
6 month EURIBOR ..................................... Euro Interbank Offered Rate 1.90
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.39
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
EUR Euro
GBP British Pound
MXN Mexican Peso
PLN Polish Zloty
USD United States Dollar
Portfolio Abbreviation
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CSMC Credit Suisse Mortgage Capital
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
TBA To-be-announced
WIBOR Warsaw Interbank Offered Rate

BlackRock U.S. Government Bond Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 388,559 $ — $ 388,559
Foreign Government Obligations .............................. — 8,978 — 8,978
Non-Agency Mortgage-Backed Securities ........................ — 1,593,780 89,808 1,683,588
Other Interests .......................................... — — — —
U.S. Government Sponsored Agency Securities .................... — 21,904,836 — 21,904,836
U.S. Treasury Obligations ................................... — 12,516,553 — 12,516,553
Short-Term Securities
Money Market Funds ...................................... 1,266,624 — — 1,266,624
U.S. Government Sponsored Agency Securities .................... — 3,394,857 — 3,394,857
Options Purchased
Interest rate contracts ...................................... — 13,985 — 13,985
Liabilities
Investments
TBA Sale Commitments .................................... — (4,326,519) — (4,326,519)
$ 1,266,624 $ 35,495,029 $ 89,808 $ 36,851,461
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 1,184 $ — $ 1,184
Interest rate contracts ....................................... 58,664 45,376 — 104,040
Liabilities
Foreign currency exchange contracts ............................ — (437) — (437)
Interest rate contracts ....................................... (171,062) (292,846) — (463,908)
$ (112,398) $ (246,723) $ — $ (359,121)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.